Stock Options (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation expense	$ 11	$ 15	$ 26
Authorized number of awards	100,000
Lower Range
Exercise price of options outstanding and exercisable	$ 13.50
Upper Range
Exercise price of options outstanding and exercisable	$ 21.43
Stock Options
Stock-based compensation expense	$ 0	$ 5	$ 15
Weighted average remaining contractual life of options outstanding and exercisable	3 years 2 months 12 days